Details of Significant Accounts - Intangible assets, schedule of intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	$ 77
Additions	6
Amortization charge	(26)	$ (37)
Closing net book amount	57
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	226
Disposals, intangible assets other than goodwill	(74)
Closing net book amount	158
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(149)
Disposals, intangible assets other than goodwill	74
Closing net book amount	(101)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	69
Additions	6
Amortization charge	(24)
Closing net book amount	51
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	137
Disposals, intangible assets other than goodwill	0
Closing net book amount	143
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(68)
Disposals, intangible assets other than goodwill	0
Closing net book amount	(92)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	8
Additions	0
Amortization charge	(2)
Closing net book amount	6
Other intangible assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	89
Disposals, intangible assets other than goodwill	(74)
Closing net book amount	15
Other intangible assets | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(81)
Disposals, intangible assets other than goodwill	74
Closing net book amount	$ (9)